Exploration and Evaluation	12 Months Ended
Jun. 30, 2025
Exploration And Evaluation
Exploration and Evaluation

Note 11. Exploration and Evaluation

	Consolidated
	30 June 2025	30 June 2024
	A$	A$
Non-Current Assets
Exploration and evaluation expenditure – At cost	100,135,725	92,117,750

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025

Reconciliations of the written down values at the beginning and end of the current financial year are set out below:

	Consolidated
	30 June 2025	30 June 2024
	A$	A$

Opening balance	92,117,750	81,070,075
Additions	6,978,760	10,974,363
Revaluation due to foreign exchange	1,039,215	73,312

Carrying amount at end of year	100,135,725	92,117,750